Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 30, 2018	Feb. 28, 2018	Nov. 29, 2017	Aug. 25, 2017	Jun. 16, 2017	Feb. 28, 2017	Nov. 29, 2016	Aug. 25, 2016	Jun. 17, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 25, 2015	Jun. 18, 2015
Dividends 1 [Abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 44,456	¥ 43,254	¥ 43,254	¥ 43,254	¥ 43,254	¥ 39,650	¥ 39,650	¥ 39,650	¥ 39,650	¥ 39,650	¥ 39,650	¥ 39,650
Dividend payout, Dividend per share (yen)		¥ 25.00	¥ 24.00	¥ 24.00	¥ 24.00	¥ 24.00	¥ 22.00	¥ 22.00	¥ 22.00	¥ 22.00	¥ 22.00	¥ 22.00	¥ 22.00
Dividend payout, Record date		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Dividend payout, Effective date		Feb. 28, 2018	Nov. 29, 2017	Aug. 25, 2017	Jun. 16, 2017	Feb. 28, 2017	Nov. 29, 2016	Aug. 25, 2016	Jun. 17, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 25, 2015	Jun. 18, 2015
Dividends payable, Total amount of dividends (millions of yen)	¥ 48,013
Dividends payable, Dividend per share (yen)	¥ 27.00
Dividends payable, Record date	Mar. 31, 2018
Dividends payable, Effective date	May 30, 2018